Note 5 - Loans, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 30, 2022
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 171	$ 166	$ 793	$ 246	$ 246
Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period			1,904
Recoveries	0	0	0	0
Balance at end of period	2,697	1,699	2,697	1,699
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period			1,766
Net remeasurement of loss allowance	52	138	236	315
Recoveries	0	0	0	0
Balance at end of period	2,425	1,581	2,425	1,581
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period			138
Net remeasurement of loss allowance	(33)	(29)	(135)	(62)
Recoveries	0	0	0	0
Balance at end of period	272	118	272	118
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period			0
Net remeasurement of loss allowance	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Point of sale loans and leases [member]
Statement Line Items [Line Items]
Balance at beginning of period	627	419	545	275	275
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	19	109	101	253
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	19	109	101	253
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	646	528	646	528
Loans [member] | Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	627	419	545	275	275
Transfer in (out) to Stage 1	52	16	122	68
Transfer in (out) to Stage 2	(85)	(45)	(257)	(130)
Transfer in (out) to Stage 3	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	19	109	101	253
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	646	528	646	528
Loans [member] | Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0	0
Transfer in (out) to Stage 1	(52)	(16)	(122)	(68)
Transfer in (out) to Stage 2	85	45	257	130
Transfer in (out) to Stage 3	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,767	1,049	1,287	1,114	1,114
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	182	11	553	(97)
Loan originations	56	64	205	224
Derecognitions and maturities	(99)	(28)	(139)	(145)
Provision for (recovery of) credit losses	139	47	619	(18)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	1,906	1,096	1,906	1,096
Loans [member] | Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,647	948	1,150	980	980
Transfer in (out) to Stage 1	14	16	93	38
Transfer in (out) to Stage 2	(106)	(88)	(224)	(92)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	138	49	560	(48)
Loan originations	56	64	205	224
Derecognitions and maturities	(94)	(10)	(129)	(123)
Provision for (recovery of) credit losses	8	31	505	(1)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	1,655	979	1,655	979
Loans [member] | Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	120	101	137	134	134
Transfer in (out) to Stage 1	(14)	(16)	(93)	(38)
Transfer in (out) to Stage 2	106	88	224	92
Transfer in (out) to Stage 3	0	0	(13)	0
Net remeasurement of loss allowance	44	(38)	6	(49)
Loan originations	0	0	0	0
Derecognitions and maturities	(5)	(18)	(10)	(22)
Provision for (recovery of) credit losses	131	16	114	(17)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	251	117	251	117
Loans [member] | Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	13	0
Net remeasurement of loss allowance	0	0	(13)	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Commercial real estate loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	59	40	54	45	45
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(5)	9	0	4
Loan originations	0	0	0	0
Derecognitions and maturities	(4)	0	(4)	0
Provision for (recovery of) credit losses	(9)	9	(4)	4
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	50	49	50	49
Loans [member] | Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	59	40	54	45	45
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(5)	9	0	4
Loan originations	0	0	0	0
Derecognitions and maturities	(4)	0	(4)	0
Provision for (recovery of) credit losses	(9)	9	(4)	4
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	50	49	50	49
Loans [member] | Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Public sector and other financing [member]
Statement Line Items [Line Items]
Balance at beginning of period	73	25	18	19	19
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	6	1	18	8
Loan originations	16	0	59	0
Derecognitions and maturities	0	0	0	(1)
Provision for (recovery of) credit losses	22	1	77	7
Write-offs	0	0	0	0
Balance at end of period	95	26	95	26
Loans [member] | Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	70	24	17	16	16
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	(8)	0	(8)	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(4)	1	6	10
Loan originations	16	0	59	0
Derecognitions and maturities	0	0	0	(1)
Provision for (recovery of) credit losses	4	1	57	9
Write-offs	0	0	0	0
Balance at end of period	74	25	74	25
Loans [member] | Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	3	1	1	3	3
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	8	0	8	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	10	0	12	(2)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	18	0	20	(2)
Write-offs	0	0	0	0
Balance at end of period	21	1	21	1
Loans [member] | Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0	$ 0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Balance at end of period	$ 0	$ 0	$ 0	$ 0